CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Cash from operations		$ 259.6	$ 182.4	$ 730.7	$ 427.0
Income taxes paid		(7.7)	(6.6)	(38.7)	(35.1)
Payment for rent		(0.6)	(1.3)	(2.3)	(6.9)
Payment for tower and tower equipment decommissioning				(0.4)
Net cash from operating activities		251.3	174.5	689.3	385.0
Cash flow from investing activities
Purchase of property, plant and equipment		(62.1)	(52.2)	(149.2)	(173.7)
Payment in advance for property, plant and equipment		(10.4)	(9.7)	(26.1)	(15.6)
Purchase of software and licenses			(0.6)	(0.1)	(3.3)
Proceeds from sale of subsidiaries, net of cash disposed					4.1
Net (costs)/proceeds relating to disposal of property, plant and equipment		(1.9)	13.0	(0.1)	15.0
Insurance claims received		0.1		0.4	0.1
Interest received		11.2	5.0	31.8	12.9
Deposit of short-term deposits		(0.5)	(4.0)	(16.3)	(40.7)
Repayment of short-term deposits		20.3	4.0	29.8	208.7
Net cash (used in)/from investing activities		(43.3)	(44.5)	(129.8)	7.5
Cash flows from financing activities
Proceeds received from issuance of borrowings (net of transaction costs)			(0.2)	195.9	611.4
Repayment of borrowings		(19.9)	(59.2)	(368.8)	(465.8)
Fees on borrowings and derivative instruments		(5.6)	(2.0)	(17.8)	(9.3)
Interest paid		(34.6)	(87.0)	(206.4)	(249.5)
Payment for the principal portion of lease liabilities		(11.3)	(11.9)	(34.8)	(44.5)
Interest paid for lease liabilities		(17.5)	(15.8)	(47.0)	(46.5)
Interest paid on derivative instruments		(0.8)		(10.1)	(3.5)
Settlement of derivative instruments		(3.3)	(2.6)	(3.3)	(22.6)
Net cash used in financing activities		(93.0)	(178.7)	(492.3)	(230.3)
Net increase/(decrease) in cash and cash equivalents		115.0	(48.7)	67.2	162.2
Cash and cash equivalents at beginning of period		533.1	445.7	578.0	293.8
Exchange differences		3.4	0.5	6.3	(58.5)
Cash and cash equivalents at end of period	[1]	$ 651.5	$ 397.5	$ 651.5	$ 397.5

[1]	Includes $3.9 million classified within assets held for sale as of September 30, 2025 (see note 20).